Basic and diluted earnings per share	12 Months Ended
Dec. 31, 2020
Basic and diluted earnings per share
Basic and diluted earnings per share

Note 11 - Basic and diluted earnings per share

Accounting policies

Basic result per share

Basic result per share is calculated as the net result for the period that is allocated to the parent company’s ordinary shares, divided by the weighted average number of ordinary shares outstanding. This includes the treasury shares held by the company.

Diluted result per share

Diluted result per share is calculated as the net result for the period that is allocated to the parent company’s ordinary shares, divided by the weighted average number of ordinary shares outstanding and adjusted by the dilutive effect of potential ordinary shares.

The result and weighted average number of ordinary shares used in the calculation of basic and diluted result per share are as follows:

DKK thousand	2020	2019	2018
Net result for the year	(846,729)	(571,541)	581,278
Net result used in the calculation of basic and diluted earnings/losses per share	(846,729)	(571,541)	581,278
Weighted average number of ordinary shares	38,433,923	33,866,709	30,754,948
Weighted average number of treasury shares	(64,223)	(64,223)	(64,223)
Weighted average number of ordinary shares used in the calculation of basic earnings per share	38,369,700	33,802,486	30,690,725
Weighted average number of ordinary shares used in the calculation of diluted earnings per share	38,369,700	33,802,486	30,696,404
Basic earnings/loss per share (DKK)	(22.07)	(16.91)	18.94
Diluted earnings/loss per share (DKK)	(22.07)	(16.91)	18.94

The following potential ordinary shares are anti-dilutive at December 31, 2020 (anti-dilutive at December 31, 2019 and dilutive December 31, 2018) and are therefore not included in the weighted average number of ordinary shares for the purpose of diluted earnings per share:

DKK thousand	2020	2019	2018

Outstanding warrants under the 2010 employee incentive program	0	42,359	218,359
Outstanding warrants under the 2015 employee incentive program	1,908,920	1,647,788	1,635,000
Outstanding Restricted Share Units (RSUs) under the LTIP 2019 program	27,466	0	0
Outstanding Performance Share Units (PSUs) under the LTIP 2019 program	19,765	19,765	0
Outstanding warrants under the 2020 employee incentive program	63,217	0	0
Total outstanding warrants	2,019,368	1,709,912	1,853,359

- out of which these are dilutive	0	0	72,000
- out of which these are anti-dilutive	2,019,368	1,709,912	1,781,359